Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) - $ / shares	10 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Class A [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	5,010,118	1,885,752
Diluted net income (loss) per common stock	$ 0.78	$ 1.18
Class B [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income per share (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	2,543,967	3,162,500
Diluted net income (loss) per common stock	$ 0.78	$ 1.18